Revenue from Contracts with Customers - Additional Information (Details) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Revenue from Contracts with Customer [Line Items]
Accounts receivable, net	[1],[2]	$ 221,164	$ 160,717
Customers [Member]
Revenue from Contracts with Customer [Line Items]
Accounts receivable, net		$ 214,300	$ 244,900

[1]	Accounts receivable, net includes amounts receivable from affiliates (as defined in Note 1) of $72.6 million and $36.1 million as of December 31, 2018 and 2017, respectively.
[2]	Financial information has been recast to include the financial position and results attributable to AMA. See Note 1 and Note 3.